Trade and Other Receivables - Schedule of Unimpaired Past Due Trade Receivables (Detail) - Trade Receivables [Member] - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are past due but not impaired [Line Items]
Trade Receivables Past Due but not Impaired	$ 7,326,278	$ 5,535,301
Less than 90 days [Member]
Disclosure of financial assets that are past due but not impaired [Line Items]
Trade Receivables Past Due but not Impaired	3,199,534	1,059,743
Between Three and Six Months [Member]
Disclosure of financial assets that are past due but not impaired [Line Items]
Trade Receivables Past Due but not Impaired	816,201	46,499
Between Six and Twelve Months [Member]
Disclosure of financial assets that are past due but not impaired [Line Items]
Trade Receivables Past Due but not Impaired	1,308,312	887,726
Later than One Year [Member]
Disclosure of financial assets that are past due but not impaired [Line Items]
Trade Receivables Past Due but not Impaired	$ 2,002,231	$ 3,541,333